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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654

                       Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2004 through May 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                                    PIONEER
                                    -------
                                    FLOATING
                                      RATE
                                     TRUST

                                   Semiannual
                                     Report

                                    5/31/05

                                     [LOGO]
                                    PIONEER
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               5
Schedule of Investments                       8
Financial Statements                         22
Notes to Financial Statements                26
The Pioneer Family of Mutual Funds           35
Trustees, Officers and Service Providers     36

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Floating Rate Trust and are pleased to provide you with the Trust's first shareholder report since its inception in December 2004.

Who we are

For over 75 years, Pioneer Investments has been a leading innovator in the investment management industry worldwide. We have steadily maintained and nurtured an investment process that seeks out the very best opportunities around the globe, while not compromising on risk management. We know that we will not be successful if we cannot bring success to our investment community. That is why our deliberate approach to risk assessment and our original, fundamental research are at the very heart of our investment discipline.

We complement our patient and thoughtful approach with a global presence that has its roots in the Pioneer Fund launched in 1928 by investing legend Philip Carret. From the very beginning, Mr. Carret had a deep appreciation for the merits of international investing. Over the years we have evolved our international investment capability beyond merely purchasing securities from foreign issuers. With investment hubs around the globe, Pioneer now combines a worldwide presence with unique market insights, to share the very best investment ideas among our research and portfolio management teams.

Pioneer is the investment adviser to the Pioneer Floating Rate Trust. The Trust is subadvised by Highland Capital Management, L.P. Based in Dallas, Highland is a registered investment adviser specializing in credit and special-situation investing. The company currently manages over $9 billion in leveraged loans, structured products and other assets for banks, insurance companies, pension plans, foundations, and high net-worth individuals.

Expanding your opportunities

This investment period was like others; different asset classes delivered different returns. That is why allocating your portfolio across several investment categories is one way of participating in wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

We are glad that you are an investor with us in Pioneer Floating Rate Trust. If you have questions about your investment or other mutual fund offerings from Pioneer, please contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)
[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]


Corpoarte Bonds             1.6%
Temporary Cash Investment  2.1%
Senior Secured Loans       96.3%


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)
[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Cash Equivalents   2.1%
NR                14.4%
CCC                6.5%
B                 56.7%
BB                18.3%
BBB                2.0%

The portfolio is actively managed, and current holdings may be different.

Pioneer Floating Rate Trust
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05
-----------------------------------------------------------------------------

Share Prices and Distributions
-----------------------------------------------------------------------------

Market Value
per Common Share    5/31/05   12/23/04
                   $17.61    $20.00

Net Asset Value
per Common Share    5/31/05   12/23/04
                   $18.88    $19.06

Distributions               Net
per Common Share        Investment     Short-Term      Long-Term
(12/23/04 - 5/31/05)      Income     Capital Gains   Capital Gains
                       $0.2874            $ -             $ -

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

  1.  Charter Communications Operating, LLC, Tranche B Term, 4/7/11    2.01%
  2.  NTL Investment, Ltd. Sub-Tranche B2, 4/14/12                     1.31
  3.  ALM Media, Inc., First Lien Term, 3/5/10                         1.12
  4.  Kabel NRW GmbH & Co. KG, Non-Elevated, 10/1/06                   1.07
  5.  General Growth Properties, Inc., Tranche B Term, 11/12/08        1.02
  6.  Blockbuster, Inc., Tranche B Term, 8/20/11                       1.01
  7.  OpBiz, LLC, New Term A, 8/31/10                                  1.00
  8.  Century Cable Holdings, LLC, Discretionary Term, 12/31/09        0.93
  9.  Valor Telecommunications Enterprises, LLC, Tranche B Term,
         2/14/12                                                       0.93
 10.  Mainline, L.P., Term, 12/17/11                                   0.88

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Floating Rate Trust
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/05
-----------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Floating Rate Trust, compared to that of the CSFB Leveraged Loan Index.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

    Value of $10,000 Investment
---------------------------------------------------
    Date         Value    CSFB Leveraged Loan Index
---------------------------------------------------
12/31/2004        $10,000     $10,000
---------------------------------------------------
5/31/2005         $8,945      $10,180
---------------------------------------------------

             Cumulative Total Returns
               (As of May 31, 2005)
                             Net Asset      Market
Period                      Value (NAV)      Price
 Life-of-Trust
 (12/23/04)                0.63%           -10.55%


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below NAV, due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins on 12/31/04. The CSFB Leveraged Loan Index is designed to mirror the investible universe of the $US-denominated leveraged loan market. As of March 30, 2001, the Index included $148 billion in tradable term loans. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

The first shareholder report for Pioneer Floating Rate Trust covers the period since the Trust's inception on December 23, 2004, through May 31, 2005. In the report, portfolio managers Mark Okada and Joseph Dougherty of Highland Capital Management LP discuss the investment process, strategy and outlook.

Q:  How did the Trust perform during the period?

A: Since inception on December 23, 2004 through May 31, 2005, Pioneer Floating Rate Trust returned 0.63% at net asset value and -10.55% at market price. From December 31, 2004, through May 31, 2005, the Trust's benchmark, the Credit Suisse First Boston (CSFB) Leveraged Loan Index, returned 1.79%. At the end of May, the Trust was selling at a discount of market price to net asset value of -6.73%. The Trust's net asset value return reflects the expenses associated with the start-up costs of the Trust, including payments made in connection with the issuance of preferred shares in March. From the end of December 2004 through May 2005, the Federal funds target rate rose 0.75%. During the same period, the yield on the Three-Month London Interbank Offering Rate (LIBOR)rose from 2.56% to 3.34%. LIBOR stands for the London Interbank Offered Rate is and the rate of interest at which banks borrow funds from other banks, in marketable size, in the London Interbank market.

Q:  What were the principal strategies used in managing the Trust?

A: In keeping with the Trust's mandate, we invested over 80% of assets in senior floating-rate loans (senior loans). Senior loans are extensions of credit made by a bank or other lender to a company, typically secured by the assets of the borrower. Historically, senior loans have offered higher yields than short-term Treasury securities. They also have greater risk. Senior loans generally pay interest at rates that are based on recognized lending rates, such as LIBOR, plus a premium. Rates on senior loans reset regularly to maintain a spread over these widely accepted floating base rates. At the end of the period, the Trust had about 11% in higher-yielding second lien loans and other types of floating-rate debt securities. Finally, we had a relatively small allocation, about 2%, in high-yield bonds. During the period, the yield curve began to flatten (short-term yields rose and longer-term yields declined). Historically, a flattening yield curve has been a precursor to a slowing economy. In this environment, investors became more risk-averse and tended to shift from lower-quality investments,

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                            (continued)
--------------------------------------------------------------------------------

    such as high-yield bonds, to higher-quality investments. As a result, prices on lower-quality securities declined, and our relatively low allocation to such securities proved to be beneficial.

    We diversified the Trust among more than 200 issuers in approximately 30 industries. The top five industries represented in the Trust were cable, telecommunications, housing, gaming and leisure and utilities. At the end of the period, the credit quality breakdown of the portfolio was as follows: BBB (2%), BB (19%), B (58%), CCC (7%) and not-rated (14%).

Q:  What was the investment environment like for senior loans during the period?


A: The market environment was mixed during the period, as senior loans enjoyed strong demand in the face of continued interest senior-rate hikes by the Federal Reserve Bank. Lower default rates may also have been instrumental in boosting investor interest in loans. The short duration of loan funds, which can reduce interest-rate risk in fixed-income portfolios, was also attractive to investors. (Expressed in years, duration measures a fund's price sensitivity to changes in interest rates. A shorter duration is usually advantageous when interest rates rise.)

     During 2004, loan funds experienced record inflows of assets. As a result, the average credit spread (or premium) over LIBOR contracted as tracked by the CSFB Leveraged Loan Index, from 286 basis points on December 31, 2004 to 268 basis points on May 31, 2005. Despite this narrowing, the spread contraction for senior loans has been less pronounced than that in other fixed-income asset classes, such as high-yield bonds.

     In late March, as a result of various market technicals, the average secondary market senior loan price began to drop. This trend appears to have reversed itself for the most part. Therefore, while asset values declined slightly for what appears to be technical reasons, the situation provided us with an opportunity to purchase additional assets at attractive prices for the Trust.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Q:  What is your outlook?

A: Relative to other asset classes, we believe that bank loans should continue to provide an attractive risk/return trade-off and an effective diversification vehicle. Historically, bank senior loans have produced positive long-term total returns for shareholders with significantly less volatility than other asset classes. We are currently in a rising interest-rate environment and believe the Fed is likely to continue boosting interest rates at a measured pace over the next several months. History has shown that the bank senior loans, as an asset class, have held up well during periods of rising interest rates.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------

 Principal      S&P/Moody's
 Amount         Ratings
 USD ($)        (unaudited)                                                              Value
                              SENIOR SECURED FLOATING RATE LOAN
                              INTERESTS - 147.7% of Net Assets*
                              Aerospace & Defense - 5.2%
 3,491,250      B-/B2         American Airlines, Inc., Term, 12/17/10            $   3,468,183
   520,674      B-/B3         DeCrane Aircraft Holdings, Inc., Term B,
                                6/30/08                                                521,976
 2,628,366      B-/B3         DeCrane Aircraft Holdings, Inc., Term D,
                                6/30/08                                              2,667,791
 5,000,000      B+/B2         DynCorp International, LLC (DiFinance), Term,
                                2/11/11                                              5,046,875
 1,500,000      B+/B1         Hunter Defense Holdings, Inc., Term B,
                                3/10/11                                              1,515,000
 2,970,000      B/B1          Northwest Airlines Corp., Tranche B Term,
                                11/23/10                                             2,846,870
 4,952,188      NR/Ba3        United Airlines, Inc., DIP, Tranche B, 9/30/05         4,987,264
 3,000,000      B+/Ba3        Vought Aircraft Industries, Inc., Tranche B LC
                                Deposit, 12/22/11                                    3,043,125
                                                                                 -------------
                                                                                 $  24,097,084
                                                                                 -------------
                              Broadcasting - 1.5%
 2,500,000      B/B2          Enterprise NewsMedia, LLC, Term, 6/30/12           $   2,503,437
   987,519      NR/B1         NEP Supershooters, L.P., First Lien Term A,
                                2/3/11                                               1,000,480
 1,496,250      NR/B1         NEP Supershooters, L.P., First Lien Term B,
                                1/31/11                                              1,515,888
 2,000,000      B-/B1         Young Broadcasting, Inc., Term B, 11/3/12              2,012,916
                                                                                 -------------
                                                                                 $   7,032,721
                                                                                 -------------
                              Cable - 15.8%
 2,994,976      NR/Ba2        Adelphia Communications, Tranche B DIP
                                Term, 3/31/06                                    $   3,010,418
 2,992,443      NR/Caa1       Cebridge Connections, Inc., Second Lien Term,
                                2/23/10                                              2,996,184
 6,500,000      NR/Ba2        Century Cable Holdings, LLC, Discretionary
                                Term, 12/31/09                                       6,430,125
 2,000,000      NR/Ba2        Century Cable Holdings, LLC, Term, 6/30/09             1,975,000
13,914,950      CCC+/B2       Charter Communications Operating, LLC,
                                Tranche B Term, 4/7/11                              13,843,789
 4,000,000      BB/Ba1        DIRECTV Holdings, LLC, Tranche B Term,
                                4/13/13                                              4,011,252

8  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
--------------------------------------------------------------------------

 Principal          S&P/Moody's
 Amount             Ratings
 USD ($)            (unaudited)                                                              Value
                                  Cable - (continued)
 EURO  3,000,000    NR/NR         Kabel NRW GmbH & Co. KG, Elevated,
                                    10/1/06                                            $   3,690,361
 EURO  6,000,000    NR/NR         Kabel NRW GmbH & Co. KG, Non-Elevated,
                                    10/1/06                                                7,359,112
2,000,000           B/B2          Maritime Telecommunications Network, Inc.,
                                    First Lien Term, 4/7/11                                2,005,000
9,000,000           B+/B1         NTL Investment Holdings, Ltd., Sub-Tranche
                                    B2, 4/14/12                                            9,048,753
5,000,000           NR/B3         Olympus Cable Holdings, LLC, Term A,
                                    6/30/10                                                4,900,000
2,833,333           BB-/B1        Telewest Communications Networks, Ltd.,
                                    Term B, 11/30/12                                       2,829,488
2,166,667           BB-/B1        Telewest Communications Networks, Ltd.,
                                    Term C, 11/30/13                                       2,177,199
2,000,000           B/NR          UPC Broadband Holding B.V., Facility H2,
                                    9/30/12                                                1,995,626
2,000,000           CCC+/B2       WideOpenWest Finance, LLC, Additional
                                    Term B, 6/22/11                                        2,011,250
4,443,750           CCC+/B2       WideOpenWest Finance, LLC, Term B,
                                    6/22/11                                                4,468,746
                                                                                       -------------
                                                                                       $  72,752,303
                                                                                       -------------
                                  Chemicals - 3.3%
3,230,938           B+/B1         Celanese Holdings, LLC, Term B (Dollar TL),
                                    4/6/11                                             $   3,280,917
3,000,000           B+/Caa1       Gentek, Inc., Second Lien Term, 2/28/12                  2,739,000
2,000,000           BB-/Ba3         Huntsman, LLC, Term B, 3/31/10                         2,030,626
  875,824           BB/Ba3        Invista Canada Co., Tranche B-2 Term,
                                    4/29/11                                                  890,330
2,018,674           BB/Ba3        Invista S.A.R.L., Tranche B-1 Term, 4/29/11              2,052,109
2,000,000           BB/Ba2          Mosaic Co., Tranche B Term, 2/21/12                    2,014,166
2,000,000           B+/B1         PQ Corp. (fka Niagara Acquisition, Inc.), Term,
                                    2/11/12                                                2,006,876
                                                                                       -------------
                                                                                       $  15,014,024
                                                                                       -------------
                                  Consumer - Durables - 1.7%
1,492,500           B+/B1           Desa, LLC, Term, 11/26/11                          $   1,425,338
4,000,000           B+/B3         Fender Musical Instruments Corp., Second
                                    Lien Term, 9/30/12                                     4,000,000

The accompanying notes are an integral part of these financial statements.    9

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------

 Principal    S&P/Moody's
 Amount       Ratings
 USD ($)      (unaudited)                                                           Value
                            Consumer - Durables - (continued)
  997,500     BB-/Ba3       National Bedding Co., Term B, 12/31/10          $   1,009,658
  473,451     B+/B1         Sealy Mattress Co., Tranche D Term, 4/14/13           475,325
1,161,290     CCC+/B3       Werner Holding Co. (DE), Term, 6/11/09              1,156,935
                                                                            -------------
                                                                            $   8,067,256
                                                                            -------------
                            Consumer - Non-Durables - 6.3%
1,995,000     B/B2          American Safety Razor Co., Tranche B Loan,
                              2/28/12                                       $   2,009,962
1,000,000     B/B2          Burts Bees, Inc., Term, 3/29/11                     1,010,625
2,907,000     B-/B2         CamelBak Products, LLC, First Lien Term,
                              8/4/11                                            2,916,084
1,000,000     B-/B3         CamelBak Products, LLC, Second Lien Term,
                              2/4/12                                            1,006,250
4,240,625     B/B3          CEI Holdings, Inc. (Cosmetic Essence), First
                              Lien Term, 12/3/10                                4,240,625
2,973,958     CCC+/B3       DS Water Enterprises, L.P., Term, 11/7/09           2,789,680
4,987,500     B+/B1         Jarden Corp., Term, 1/24/12                         5,018,153
2,000,000     B/B3          MD Beauty, Inc., Second Lien Term, 2/18/13          2,015,000
2,000,000     B+/B1         Polaroid Corp., Second Lien Term, 4/27/11           2,010,000
1,750,000     B-/B3         Revlon Consumer Products Corp., Term,
                              7/9/10                                            1,806,054
1,975,000     B+/B1         Solo Cup Co., Term B1, 2/27/11                      1,990,306
1,940,000     NR/B1         Visant Corp. (fka Josten), Term C, 10/4/11          1,955,964
                                                                            -------------
                                                                            $  28,768,703
                                                                            -------------
                            Diversified Media - 5.6%
7,750,000     CCC/B3        ALM Media, Inc., First Lien Term, 3/5/10        $   7,730,625
5,000,000     B/Ba3         MGM Holdings II, Inc./LOC Acquisition Co.,
                              Tranche B Term, 4/8/12                            5,010,940
1,000,000     B/B2          North American Membership Group, Inc.,
                              Term, 11/4/11                                     1,005,000
3,989,925     BB-/Ba3       Regal Cinemas Corp., Term, 11/10/10                 4,014,147
2,275,627     BB/Ba3        RH Donnelley, Inc., Tranche A-3 Term,
                              12/31/09                                          2,293,914
3,214,687     B-/B1         Six Flags Theme Parks, Inc., Tranche B Term,
                              6/30/09                                           3,236,788
2,500,000     B-/B3         Weekly Reader Corp., Second Lien Term,
                              3/23/09                                           2,504,688
                                                                            -------------
                                                                            $  25,796,102
                                                                            -------------

10  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
--------------------------------------------------------------------------

 Principal      S&P/Moody's
 Amount         Ratings
 USD ($)        (unaudited)                                                             Value
                              Energy - 8.1%
  5,000,000     NR/Caa1       ATP Oil & Gas Corp., Term, 4/14/10                $   5,050,000
  2,000,000     B/B2          Complete Energy Services, Inc., Term B,
                                2/8/12                                              2,005,000
  4,987,500     B+/NR         Ferrell Companies, Inc., Term, 12/17/11               5,112,187
  3,000,000     NR/B2         Hawkeye Renewables, LLC, Term, 1/31/12                2,850,000
  5,000,000     BB+/Ba3       Kerr-McGee Corp., Tranche B, 5/24/11                  5,066,795
  2,000,000     BB+/Ba3       Kerr-McGee Corp., Tranche X, 5/24/07                  2,014,750
  5,978,333     BBB+/Ba3      Mainline, L.P., Term, 12/17/11                        6,053,063
  2,992,500     NR/B1         NSG Holdings II, LLC, Initial Term, 12/13/11          3,022,425
  1,995,000     B+/B1         Regency Gas Services, LLC, Term, 6/1/10               2,009,963
  4,000,000     BB-/Ba2       Universal Compression, Inc., Term B,
                                2/15/12                                             4,051,876
                                                                                -------------
                                                                                $  37,236,059
                                                                                -------------
                              Financial - 1.5%
  1,000,000     B+/B2         ACI Billing Services, Inc., First Lien Term,
                                4/18/10                                         $     995,000
  1,000,000     B+/Caa1       ACI Billing Services, Inc., Second Lien Term,
                                4/18/11                                               995,000
  5,000,000     B/Caa1        American Wholesale Insurance Group, Inc.,
                                Second Lien Term, 10/13/11                          5,000,000
                                                                                -------------
                                                                                $   6,990,000
                                                                                -------------
                              Food & Drug - 2.6%
  1,745,000     BB/Ba3        Herbalife International, Inc., Term, 12/21/10     $   1,745,000
  4,987,437     BB-/B1        Jean Coutu Group (USA), Inc., Term B,
                                7/30/11                                             5,033,302
  1,000,000     B/B2          Sturm Foods, Inc., First Lien Term, 5/26/11           1,003,750
  2,000,000     B/B3          Sturm Foods, Inc., Second Lien Term,
                                5/26/12                                             2,002,500
  1,000,000     B/B2          Vitaquest International, LLC, First Lien Term,
                                3/7/11                                              1,000,000
  1,000,000     B/Caa1        Vitaquest International, LLC, Second Lien
                                Term, 3/7/12                                        1,002,500
                                                                                -------------
                                                                                $  11,787,052
                                                                                -------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------

 Principal             S&P/Moody's
 Amount                Ratings
 USD ($)               (unaudited)                                                             Value
                                     Food & Tobacco - 6.1%
1,000,000              B+/B1         AFC Enterprises, Inc., Tranche B Term,
                                       5/9/11                                          $   1,005,000
2,947,500              B/B2          Captain D's, LLC, First Lien Term, 12/27/10           2,984,344
2,000,000              B/B3          Captain D's, LLC, Second Lien Term, 6/27/11           2,000,000
3,990,000              B+/B1         Carrols Corp., Term B, 12/31/10                       4,004,962
2,955,159              B+/Ba3        Commonwealth Brands, Inc., Incremental
                                       Term, 8/28/07                                       2,988,405
3,323,333              BB/Ba2        Constellation Brands, Inc., Tranche B Term,
                                       11/30/11                                            3,339,721
1,992,399              B/B2          Merisant Co., Tranche B Term, 1/11/10                 1,967,494
1,000,000              BB-/B2        National Dairy Holdings, L.P., Term, 3/15/12          1,008,125
4,460,012              B+/B1         Pinnacle Foods Holding Corp., Term,
                                       11/25/10                                            4,479,525
2,000,000              B/NR          Real Mex Restaurants, Inc., Term, 12/31/08            2,045,000
2,000,000              BB/NR         Trustreet Properties, Inc., Term, 4/8/10              2,016,250
                                                                                       -------------
                                                                                       $  27,838,826
                                                                                       -------------
                                     Forest Products - 2.5%
1,830,065              BB/Ba3        Boise Cascade Holdings, LLC, Tranche D
                                       Term, 10/28/11                                  $   1,849,890
2,493,750              B/B2          Graham Packaging Co., L.P., Term B, 10/7/11           2,519,311
  349,320              B+/Ba3        Smurfit Stone Container, Deposit Funded,
                                       11/1/10                                               353,541
2,784,717              B+/Ba3        Smurfit Stone Container, Tranche B Term,
                                       11/1/11                                             2,819,092
  856,836              B+/Ba3        Smurfit Stone Container, Tranche C Term,
                                       11/1/11                                               867,413
2,992,443              B/B2          U.S. Can Corp., Term B, 1/10/10                       3,007,406
                                                                                       -------------
                                                                                       $  11,416,653
                                                                                       -------------
                                     Gaming & Leisure - 11.6%
3,915,128              B/Ba3         CNL Hospitality Properties, Inc., Term,
                                       10/13/06                                        $   3,924,916
3,000,000              NR/NR         CNL Hotel Del Partners, L.P., First Mezzanine,
                                       2/9/08                                              3,007,500
   GBP  2,000,000      NR/NR         Gala Group Finance, Ltd., Facility B, 2/11/13         3,669,261
   GBP  2,000,000      NR/NR         Gala Group Finance, Ltd., Facility C, 2/11/14         3,687,315
1,000,000              B+/B1         Herbst Gaming, Inc., Term, 1/31/11                    1,013,750
2,992,500              BB-/Ba2       Isle of Capri Casinos, Inc., Term, 2/4/11             3,023,362

12 The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
--------------------------------------------------------------------------

 Principal      S&P/Moody's
 Amount         Ratings
 USD ($)        (unaudited)                                                             Value
                              Gaming & Leisure - (continued)
4,796,296       B+/B1         Knowledge Learning Corp., Term, 1/7/12            $   4,826,273
2,000,000       B+/B1         Movie Gallery, Inc., Term B, 4/27/11                  2,021,250
6,880,952       B-/B3         OpBiz, LLC, New Term A, 8/31/10                       6,905,324
   16,499       B-/B3         OpBiz, LLC, New Term B, 8/31/10                          16,558
1,259,259       B/B1          Playpower, Inc., Dollar Term, 12/18/09                1,275,000
5,000,000       B+/B3         Resorts International Holdings, LLC, Second
                                Lien Term, 4/26/13                                  4,995,835
1,968,504       B+/B2         Resorts International Holdings, LLC, Term B,
                                4/26/12                                             1,982,037
1,000,000       B/B2          Trump Entertainment Resorts Holdings, L.P.,
                                Term B-1, 5/20/12                                   1,013,125
3,990,000       NR/Ba3        Universal City Development Partners, Ltd.,
                                Term, 6/9/11                                        4,022,419
  172,414       B/B3          Wyndham International, Inc., Credit Linked
                                Deposit, 5/12/11                                      173,427
1,827,586       B/B3          Wyndham International, Inc., First Lien Term,
                                5/10/11                                             1,838,323
6,000,000       B+/B2         Wynn Las Vegas, LLC, Term, 12/14/11                   6,022,500
                                                                                -------------
                                                                                $  53,418,175
                                                                                -------------
                              Healthcare - 9.3%
2,181,477       B/B1          Aircast, Inc., First Lien Term, 12/7/10           $   2,203,292
5,427,724       B+/B1         Alliance Imaging, Inc., Tranche C1 Term,
                                12/29/11                                            5,453,169
1,273,270       B+/B1         Alpharma Operating Corp., Term A, 10/5/07             1,269,291
2,992,500       B+/B2         AMR HoldCo, Inc./EmCare HoldCo, Inc., Term,
                                2/10/12                                             3,028,973
5,000,000       B/Caa1        FHC Health Systems, Inc., Third Lien Term,
                                2/9/11                                              5,025,000
1,056,541       B/B2          Hanger Orthopedic Group, Inc., Tranche B
                                Term, 9/30/09                                       1,064,465
2,000,000       BB/B1         Healthcare Partners, Ltd., Term, 3/2/11               2,016,250
3,937,500       NR/NR         HealthSouth Corp., Term, 6/14/07                      3,944,883
1,062,500       NR/NR         HealthSouth Corp., Tranche B LC, 3/8/10               1,064,492
1,994,828       B/B1          Insight Health Services Corp., Tranche B Term,
                                10/17/08                                            1,997,322
2,970,000       BB/Ba3        LifePoint Hospitals, Inc. (aka Lakers Holdings
                                Corp.), Term B, 4/15/12                             2,976,032

The accompanying notes are an integral part of these financial statements.   13

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------

 Principal      S&P/Moody's
 Amount         Ratings
 USD ($)        (unaudited)                                                              Value
                              Healthcare - (continued)
2,500,000       NR/NR         Reliant Pharmaceuticals, Inc., First Lien Term,
                                6/30/08                                            $  2,500,000
  823,529       B/B2          Rural/Metro Operating Company, LLC, LC
                                Term, 3/4/11                                            828,676
3,011,765       B/B2          Rural/Metro Operating Company, LLC, Term,
                                3/4/11                                                3,030,588
3,000,000       B+/B1         Select Medical Corp., Tranche B Term,
                                2/24/12                                               2,996,250
  815,972       B+/B2         SFBC International, Inc., Term, 12/22/10                  824,132
1,637,731       B/B2          Warner Chilcott Company, Inc., Tranche B
                                Acquisition Date Term, 1/18/12                        1,643,872
  659,926       B/B2          Warner Chilcott Corp., Tranche C Acquisition
                                Date Term, 1/18/12                                      662,400
  304,867       B/B2          Warner Chilcott Holdings Co. III, Ltd.,
                              Tranche D Acquisition Date Term,
                                1/18/12                                                 306,010
                                                                                  -------------
                                                                                  $  42,835,097
                                                                                  -------------
                              Housing - 12.3%
1,000,000       B/B1          Acoustical Material Services, Term, 4/13/12        $    1,002,500
4,000,000       B+/B2         Associated Materials, Inc., Term, 8/29/10               4,025,000
3,990,000       B/B1          Atrium Companies, Inc., Term, 12/28/11                  3,970,050
2,500,000       NR/NR         BioMed Realty, L.P., Senior Secured Term,
                                5/31/10                                               2,506,250
3,000,000       B+/B1         Builders FirstSource, Inc., Term, 8/11/11               3,022,500
3,000,000       B/B1          Custom Building Products, Inc., First Lien
                                Term, 10/20/11                                        3,013,125
1,000,000       B/B3          Custom Building Products, Inc., Second Lien
                                Term, 4/20/12                                           995,625
6,984,303       BBB-/Ba2      General Growth Properties, Inc., Tranche B
                                Term, 11/12/08                                        7,036,322
3,001,169       B+/B1         Headwaters, Inc., Term B1, 4/30/11                      3,043,687
3,721,434       B/B1          Lake at Las Vegas Joint Venture, First Lien
                                Term, 11/1/09                                         3,741,902
1,866,467       B/B2          LNR Property Corp., Tranche Term A, 2/3/08              1,878,132
5,879,820       B/B2          LNR Property Corp., Tranche Term B, 2/3/08              5,903,339
2,000,000       BB/Ba2        Maguire Properties, L.P./Maguire Properties
                              Holdings I, LLC, Term B, 3/15/10                        2,015,000

14 The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
--------------------------------------------------------------------------

 Principal      S&P/Moody's
 Amount         Ratings
 USD ($)        (unaudited)                                                              Value
                              Housing - (continued)
3,456,250       B+/B3         Propex Fabrics, Inc., Term, 12/31/11               $   3,464,891
1,000,000       B+/B2         Stile U.S. Acquisition Corp. (aka Masonite),
                                Canadian Term, 4/6/13                                  999,531
1,000,000       B+/B2         Stile U.S. Acquisition Corp. (aka Masonite),
                                U.S. Term, 4/6/13                                      999,531
5,000,000       BB-/Ba3       TWLDC Holdings, L.P., Mezzanine Loan, 11/30/07         5,075,000
4,000,000       BB-/Ba3       Woodlands Commercial Properties Co., L.P.,
                                Bridge Loan, 8/30/05                                 4,050,000
                                                                                 -------------
                                                                                 $  56,742,385
                                                                                 -------------
                              Information Technology - 6.4%
5,000,000       B-/B1         AMKOR Technology, Inc., Second Lien Term,
                                10/27/10                                         $   5,031,250
3,000,000       B/Caa2        Corel Corp., Second Lien Term, 8/15/10                 3,037,500
3,000,000       B+/B2         Data Transmissions Network Corp., Tranche B
                                Term, 3/17/12                                        3,001,875
1,000,000       B+/B2         Datatel, Inc., Second Lien Term, 10/5/11               1,010,000
4,625,000       BB/Ba3        Fidelity National Information Solutions, Inc.,
                                Term B, 3/9/13                                       4,598,406
  450,000       B/B2          Infor Global Solutions European Finance
                              S.a.r.l., First Lien Lux Term, 4/18/11                   454,500
1,125,000       B/Caa2        Infor Global Solutions European Finance
                              S.a.r.l., Second Lien Lux Term, 4/18/12                1,102,500
  550,000       B/B2          Magellan Holdings, Inc., First Lien US Term,
                                4/18/11                                                555,500
1,875,000       B/Caa2        Magellan Holdings, Inc., Second Lien US
                                Term, 4/18/12                                        1,837,500
4,888,672       B/B3          ON Semiconductor Corp., Tranche G Term,
                                12/15/11                                             4,936,542
3,851,538       B/B2          Vertafore, First Lien Term, 12/22/10                   3,875,611
                                                                                 -------------
                                                                                 $  29,441,184
                                                                                 -------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------

 Principal      S&P/Moody's
 Amount         Ratings
 USD ($)        (unaudited)                                                             Value
                              Manufacturing - 3.0%
2,683,333       B+/B2         Maxim Crane Works, L.P., First Lien Term,
                                1/28/10                                         $   2,728,615
1,000,000       B+/B3         Maxim Crane Works, L.P., Second Lien Term,
                                1/28/12                                             1,023,125
3,994,361       B+/B2         Mueller Group, Inc., Initial Term, 4/23/11            4,041,794
1,160,037       NR/B3         Norwesco, Inc., Term A, 12/31/09                      1,167,287
1,555,374       NR/B3         Norwesco, Inc., Term B, 12/31/10                      1,565,095
  730,909       NR/Caa1       Norwesco, Inc., Term C, 6/30/11                         735,477
2,537,500       B+/B1         Unifrax Corp., New Term, 3/29/12                      2,566,047
                                                                                -------------
                                                                                $  13,827,440
                                                                                -------------
                              Metals & Minerals - 6.0%
4,608,340       B/B3          CII Carbon, LLC, Term, 6/25/08                    $   4,562,256
4,173,061       NR/B1         Copperweld Corp., Term, 12/17/11                      4,167,845
3,491,250       B+/B1         International Mill Service, Inc., First Lien
                                Tranche C Term, 12/31/10                            3,526,162
3,491,250       B/B3          Murray Energy Corp., Tranche Term B, 1/28/10          3,499,978
1,707,470       BB-/Ba2       Novelis, Inc., Canadian Term, 1/7/12                  1,723,241
2,965,607       BB-/Ba2       Novelis, Inc., U.S. Term, 1/7/12                      2,992,997
3,500,000       B-/B3         Trout Coal Holdings, LLC, First Lien Term,
                                3/23/11                                             3,493,984
3,500,000       B-/Caa2       Trout Coal Holdings, LLC, Second Lien Term,
                                3/23/12                                             3,493,984
                                                                                -------------
                                                                                $  27,460,447
                                                                                -------------
                              Retail - 4.7%
7,000,000       BB-/B1        Blockbuster, Inc., Tranche B Term, 8/20/11        $   6,951,252
4,987,500       B+/B1         Dollarama Group, L.P., Term B, 11/18/11               5,018,672
3,989,975       B+/B1         Harbor Freight Tools USA, Inc., Term, 7/15/10         4,004,937
4,905,258       B-/B3         Home Interiors & Gifts, Inc., Initial Term,
                                3/31/11                                             4,480,134
1,000,000       B+/B2         MAPCO Express, Inc./MAPCO Family Centers,
                                Inc., Term, 4/28/11                                 1,010,000
                                                                                -------------
                                                                                $  21,464,995
                                                                                -------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
--------------------------------------------------------------------------

 Principal             S&P/Moody's
 Amount                Ratings
 USD ($)               (unaudited)                                                              Value
                                     Service - 3.2%
2,970,000              B/B1          Alliance Laundry Systems, LLC, Term,
                                       1/27/12                                           $   2,991,037
2,124,273              BB/B1         Allied Waste North America, Inc., Term,
                                       1/15/12                                               2,126,633
  810,811              BB/B1         Allied Waste North America, Inc., Tranche A
                                       Credit Linked Deposits, 1/15/12                         811,698
2,000,000              B/Caa2        ClientLogic Corp., Second Lien Term, 9/3/12             2,010,000
  954,546              B/B2          Envirocare of Utah, LLC, Term, 4/13/10                    954,943
4,883,853              B+/B3         NEFF Rental, Inc., Initial Term, 5/1/08                 4,835,014
1,000,000              NR/Caa1       Survey Sampling International, LLC, Second
                                       Lien Term, 5/6/12                                     1,010,000
                                                                                         -------------
                                                                                         $  14,739,325
                                                                                         -------------
                                     Telecommunications - 13.9%
5,000,000              B+/B1         Alaska Communications Systems Holdings,
                                       Inc., Term, 2/1/12                                $   5,023,440
3,990,000              B-/B1         Cricket Communications, Inc. (aka Leap
                                       Wireless), Term B, 1/10/11                            3,993,116
4,500,000              BB-/B1        Fairpoint Communications, Inc., Initial B Term,
                                       2/8/12                                                4,532,062
2,795,243              B+/Ba3        Inmarsat, Facility C, 12/17/11                          2,821,331
2,500,000              BB-/Ba3       Iowa Telecommunications Services, Inc.,
                                       Tranche B Term, 11/23/11                              2,523,957
5,500,000              NR/B3         Millennium Digital Media Systems, LLC,
                                       Facility C Term, 10/31/08                             5,506,875
5,000,000              BB/Ba3        PanAmSat Corp., Tranche B-1 Term, 8/20/11               5,063,220
3,990,000              CCC-/B3       RCN Corp., Term, 12/21/11                               4,002,469
    EURO  833,334      BB/B2         SatBirds Finance S.a.r.l., A-1 Facility, 5/6/12           990,374
    EURO  833,333      BB/B2         SatBirds Finance S.a.r.l., B-1 Facility, 5/6/13         1,007,522
    EURO  833,333      BB/B2         SatBirds Finance S.a.r.l., B-2 Facility, 5/6/13         1,007,522
   EURO 2,500,000      BB/B3         SatBirds Finance S.a.r.l., Second Lien Term,
                                       10/31/13                                              2,993,169
4,000,000              B+/B1         Telcordia Technologies, Inc., Term, 9/15/12             3,926,252
2,420,833              B/B1          United Online, Inc., Term, 12/13/08                     2,454,120
6,370,000              B+/Ba3        Valor Telecommunications Enterprises, LLC,
                                       Tranche B Term, 2/14/12                               6,416,450
4,941,406              B+/Ba3        WestCom Corp., Tranche B Term, 12/17/10                 4,978,467

The accompanying notes are an integral part of these financial statements.   17

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------

 Principal              S&P/Moody's
 Amount                 Ratings
 USD ($)                (unaudited)                                                            Value
                                      Telecommunications - (continued)
2,992,084               B+/B2         WilTel Communications, LLC, First Lien Term,
                                        6/30/10                                         $   2,939,723
4,000,000               CCC+/B2       WilTel Communications, LLC, Second Lien
                                        Term, 12/31/10                                      3,795,000
                                                                                        -------------
                                                                                        $  63,975,069
                                                                                        -------------
                                      Transportation - 4.6%
2,992,500               BB-/B2        Affinia Group, Inc., Tranche B Term, 11/30/11     $   2,955,094
2,500,000               B-/Caa2       Carey International, Inc., Second Lien Term,
                                        5/10/12                                             2,500,000
   EURO  2,594,678      BB-/B1        Exide Global Holding Netherlands C.V.,
                                      European Borrower Term, 5/5/10                        3,075,630
   EURO  3,000,000      NR/B1         Goodyear Dunlop Tires Europe B.V., Euro
                                        Term, 4/30/10                                       3,711,198
3,000,000               BB+/NR        Goodyear Tire & Rubber Co., Third Lien Term,
                                        3/1/11                                              2,946,750
3,952,000               BB-/B2        Key Plastics, LLC/Key Safety Systems, Inc.,
                                       Term C, 6/29/11                                      3,803,800
1,977,969               B-/Caa1       Quality Distribution, Inc., Term, 11/13/09            1,987,859
                                                                                        -------------
                                                                                        $  20,980,331
                                                                                        -------------
                                      Utility - 9.4%
6,000,000               B/NR          ANP Funding I, LLC, Tranche A Term, 7/29/10       $   5,959,998
3,957,958               B/B1          Basic Energy Services, Term B, 10/3/09                3,987,643
3,000,000               BB-/Ba2       Cogentrix Delaware Holdings, Inc., Term,
                                        4/15/12                                             3,014,625
1,991,968               B-/B3         El Paso Corp., Term, 11/23/09                         2,004,141
3,000,000               NR/B2         KGEN, LLC, Tranche A, 8/5/11                          2,940,000
1,000,000               NR/B3         KGEN, LLC, Tranche B, 8/5/11                            980,000
4,229,616               B+/B2         LSP Kendall Energy, LLC, Project Loan,
                                        11/22/06                                            4,084,223
  801,845               BBB/Ba3       Magellan Midstream Holdings, Loan,
                                        12/10/11                                              808,861
1,750,000               B+/Ba3        NRG Energy, Inc., Credit Linked Deposit,
                                        12/24/11                                            1,764,219
2,244,375               B+/Ba3        NRG Energy, Inc., Term, 12/24/11                      2,262,611
2,220,000               BB-/B1        Pike Electric, Inc., Tranche C Term, 12/10/12         2,253,995
2,459,300               B/B3          Quachita Power, LLC, Term, 8/17/07                    2,425,484
5,486,250               B+/B1         Reliant Energy, Inc., Term, 4/30/10                   5,506,335

18  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
--------------------------------------------------------------------------

 Principal      S&P/Moody's
 Amount         Ratings
 USD ($)        (unaudited)                                                               Value
                              Utility - (continued)
  1,500,000     BB-/Ba2       Texas Genco, LLC, Delayed Draw Term,
                                12/14/11                                          $   1,513,595
  3,491,250     BB-/Ba2       Texas Genco, LLC, Initial Term Loan,
                                12/14/11                                              3,522,891
                                                                                  -------------
                                                                                  $  43,028,621
                                                                                  -------------
                              Wireless Communication - 3.1%
  1,000,000     B-/B3         Cellnet Technology, Inc., Second Lien Term,
                                4/26/13                                           $   1,002,500
  1,989,925     B-/B1         Centennial Cellular Operating Co., Term,
                                2/9/11                                                2,007,336
  1,000,000     NR/NR         MetroPCS, Inc., First Lien Term, 5/27/11                1,007,500
  4,000,000     NR/NR         MetroPCS, Inc., Second Lien Term, 5/27/12               4,060,000
  2,000,000     B/B3          Ntelos, Inc., Second Lien Term, 2/24/12                 1,963,126
  3,981,250     CCC+/B2       Triton PCS Holdings, Inc., Term, 11/18/09               3,998,668
                                                                                  -------------
                                                                                  $  14,039,130
                                                                                  -------------
                              TOTAL SENIOR SECURED FLOATING RATE
                              LOAN INTERESTS
                              (Cost $681,575,970)                                 $ 678,748,982
                                                                                  -------------
                              CORPORATE NOTES - 2.4% of Net Assets
                              Broadcasting - 0.2%
  1,000,000     B-/B1         Paxson Communications Corp., Floating Rate
                                Note, 1/15/10 (144A)                              $   1,000,000
                                                                                  -------------
                              Consumer Non-Durables - 0.8%
  4,000,000     B-/Caa3       Levi Strauss & Co., Floating Rate Note,
                                4/1/12 (144A)                                     $   3,710,000
                                                                                  -------------
                              Food & Drug - 0.3%
  2,000,000     CCC-/Caa1     Duane Reade, Inc., 9.75%, 8/1/11                    $   1,540,000
                                                                                  -------------
                              Forest Products - 0.2%
  1,000,000     CCC+/B3       NewPage Corp., Floating Rate Note, 5/1/12
                                (144A)                                            $     980,000
                                                                                  -------------
                              Glass & Plastic Packaging - 0.5%
  2,500,000     B/B2          Constar International, Inc., Floating Rate Note,
                                2/15/12 (144A)                                    $   2,362,500
                                                                                  -------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Floating Rate Trust
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05                                    (continued)
------------------------------------------------------------------------------

 Principal      S&P/Moody's
 Amount         Ratings
 USD ($)        (unaudited)                                                 Value
                              Manufacturing - 0.4%
2,000,000       B-/B3         Foamex L.P., 10.75%, 4/1/09           $   1,630,000
                                                                    -------------
                              TOTAL CORPORATE NOTES
                              (Cost $11,787,988)                    $  11,222,500
                                                                    -------------
                              WARRANTS - 0.0% of Net Assets
                              Gaming & Leisure - 0.0%
    Shares
  9,965                       OpBiz, LLC, Term A, Exp. 8/9/11**     $           -
     23                       OpBiz, LLC, Term B, Exp. 8/9/11**                 -
                                                                    -------------
                                                                    $           -
                                                                    -------------
                              TOTAL WARRANTS
                              (Cost $0)                             $           -
                                                                    -------------

 Principal
 Amount
 USD ($)
                         TEMPORARY CASH INVESTMENT - 3.3% of Net Assets
                         Repurchase Agreement - 3.3%
 15,000,000              UBS Warburg, Inc., 2.88%, dated 5/31/05,
                         repurchase price of $15,000,000, plus
                         accrued interest on 6/1/05 collateralized by
                         $15,206,000 U.S. Treasury Notes, 3.875%,
                         5/15/09                                         $  15,000,000
                                                                         -------------
                         TOTAL TEMPORARY CASH INVESTMENT
                         (Cost $15,000,000)                              $  15,000,000
                                                                         -------------
                         TOTAL INVESTMENTS IN SECURITIES - 153.4%
                         (Cost $708,363,958) (a)                         $ 704,971,482
                                                                         -------------
                         OTHER ASSETS AND LIABILITIES - (2.4)%           $ (11,006,893)
                                                                         -------------
                         REDEMPTION VALUE PREFERRED
                         SHARES - (51.0)%                                $(234,500,000)
                                                                         -------------
                         NET ASSETS APPLICABLE TO COMMON
                         SHAREOWNERS - 100.0%                            $ 459,464,589
                                                                         =============

20  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    NR   Security not rated by S&P or Moody's.

    * Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.

    **   Non-income producing security.


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2005 the value of these securities amounted to $8,052,500 or 1.8% of net assets applicable to common shareowners.

(a)      At May 31, 2005, the net unrealized loss on investments based on cost for federal income tax pur-
         poses of $708,391,927 was as follows:
         Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                                        $  2,563,083
         Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                                          (5,983,528)
                                                                                              ------------
         Net unrealized loss                                                                  $ (3,420,445)
                                                                                              ============
         For financial reporting purposes net unrealized loss on investments was $3,392,476 and cost of investments aggregated $708,363,958.

Purchases and sales of securities (excluding temporary cash investments) for the period ended May 31, 2005, aggregated $772,624,263 and $42,698,346, respectively.

Glossary of Terms:
DIP - Debtor-In-Possession

The accompanying notes are an integral part of these financial statements.   21

Pioneer Floating Rate Trust
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $708,363,958)             $704,971,482
  Cash                                                                   5,864,656
  Foreign currencies, at value (cost $11,624,229)                       11,126,634
  Receivables -
    Investment securities sold                                           1,998,750
    Paydown                                                                 59,830
    Interest and foreign tax reclaim                                     4,769,519
    Commitment fees                                                          5,233
  Organization expense reimbursement                                        40,000
                                                                      ------------
     Total assets                                                     $728,836,104
                                                                      ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                   $ 34,337,706
  Unrealized depreciation on unfunded corporate loans                        4,762
  Due to affiliate                                                         447,945
  Deferred income                                                           13,945
  Accrued expenses                                                          67,157
                                                                      ------------
     Total liabilities                                                $ 34,871,515
                                                                      ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to
    9,380 shares                                                      $234,500,000
                                                                      ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                     $461,037,855
  Undistributed net investment income                                    1,940,369
  Accumulated net realized loss on investments and foreign
    currency transactions                                                 (374,663)
  Net unrealized loss on investments                                    (3,397,238)
  Net unrealized gain on foreign currency assets and liabilities
    denominated in foreign currencies                                      258,266
                                                                      ------------
     Net assets applicable to common shareowners                      $459,464,589
                                                                      ============
NET ASSET VALUE PER SHARE:
  No par value, (unlimited number of shares authorized)
    Based on $459,464,589/24,330,240 common shares                    $      18.88
                                                                      ============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For the period 12/23/04 (commencement of operations) to 5/31/05

INVESTMENT INCOME:
  Interest                                             $ 12,151,506
  Facility and other fees                                    71,887
                                                       ------------
    Total investment income                                               $ 12,223,393
                                                                          ------------
EXPENSES:
  Management fees                                      $  1,797,470
  Transfer agent fees and expenses                           18,102
  Administrative reimbursements                              13,986
  Auction agent fees                                        108,647
  Custodian fees                                             24,180
  Registration fees                                          11,183
  Organization costs                                         40,000
  Professional fees                                          26,160
  Printing expenses                                           7,193
  Trustees' fees                                              5,238
  Miscellaneous                                              47,319
                                                       ------------
     Total expenses                                                       $  2,099,478
       Reimbursement of organization fees                                      (40,000)
                                                                          ------------
     Net expenses                                                         $  2,059,478
                                                                          ------------
       Net investment income                                              $ 10,163,915
                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                        $    105,698
    Foreign currency contracts and other assets
     and liabilities denominated in foreign
     currencies                                            (480,361)      $   (374,663)
                                                       ------------       ------------
  Net unrealized gain (loss) on:
    Investments                                        $ (3,392,476)
    Unfunded corporate loans                                 (4,762)
    Foreign currency contracts and other assets
     liabilities denominated in foreign currencies          258,266       $ (3,138,972)
                                                       ------------       ------------
     Net loss on investments and foreign
       currency transactions                                              $ (3,513,635)
                                                                          ------------
DIVIDENDS TO PREFERRED SHAREOWNERS FROM
NET INVESTMENT INCOME                                                     $ (1,231,035)
                                                                          ------------
  Net increase in net assets applicable to common
    shareowners resulting from operations                                 $  5,419,245
                                                                         =============


The accompanying notes are an integral part of these financial statements.   23

Pioneer Floating Rate Trust
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
-----------------------------------------------------------------------------
For the Period 12/23/04 (Commencement of Operations) to 5/31/05

                                                               12/23/04
                                                                  to
                                                                5/31/05
FROM OPERATIONS:
  Net investment income                                     $ 10,163,915
  Net realized loss on investments and foreign
    currency transactions                                       (374,663)
  Net unrealized loss on investments and foreign
    currency transactions                                     (3,138,972)
  Dividends to preferred shareowners from net
    investment income                                         (1,231,035)
                                                            ------------
    Net increase in net assets applicable to
     common shareowners                                     $  5,419,245
                                                            ------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
  Net investment income ($0.29 per share)                   $ (6,992,511)
                                                            ------------
     Total dividends to common shareowners                  $ (6,992,511)
                                                            ------------
FROM TRUST SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares           $430,705,000
  Net proceeds from underwriters' over-allotment
    option exercised                                          33,902,500
  Common share offering expenses charged to
    paid-in capital                                             (973,000)
  Preferred share offering expenses charged to
    paid-in capital                                           (2,696,729)
                                                            ------------
    Net increase in net assets applicable to common
     shareowners resulting from Trust share
     transactions                                           $460,937,771
                                                            ------------
    Net increase in net assets applicable to common
     shareowners                                            $459,364,505
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Beginning of period                                            100,084
                                                            ------------
  End of period (including undistributed net investment
    income of $1,940,369)                                   $459,464,589
                                                            ============

24  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 5/31/05 (unaudited)
--------------------------------------------------------------------------

                                                                                          12/23/04(b)
                                                                                              to
                                                                                            5/31/05
Per Common Share Operating Performance
Net asset value, beginning of period                                                      $  19.10(c)
                                                                                           --------
Increase (decrease) from investment operations:(a)
 Net investment income                                                                    $   0.42
 Net realized and unrealized loss on investments and foreign currency transactions           (0.15)
 Distributions to preferred shareowners from net investment income                           (0.05)
                                                                                           --------
   Net increase from investment operations                                                $   0.22
Distributions to common shareowners:
 Net investment income                                                                       (0.29)
Capital charge with respect to issuance of:
 Common shares                                                                               (0.04)
 Preferred shares                                                                            (0.11)
                                                                                           --------
Net decrease in net asset value                                                           $  (0.22)
                                                                                           --------
Net asset value, end of period(d)                                                         $  18.88
                                                                                           ========
Market value, end of period(d)                                                            $  17.61
                                                                                           ========
Total return(e)                                                                             (10.55)%
Ratios to average net assets of common shareowners
 Net expenses(f)                                                                              1.06%(g)
 Net investment income before preferred share dividends(f)                                    5.23%(g)
 Preferred share dividends                                                                    0.63%(g)
 Net investment income available to common shareowners                                        4.60%(g)
Portfolio turnover                                                                               9%
Net assets of common shareowners, end of period (in thousands)                            $459,465
Preferred shares outstanding (in thousands)                                               $234,500
Asset coverage per preferred share, end of period                                         $ 73,983
Average market value per preferred share                                                  $ 25,000
Liquidation value per preferred share                                                     $ 25,000
Ratios to average net assets of common shareowners before reimbursement of organization expenses
 Net expenses(f)                                                                              1.08%(g)
 Net investment income before preferred share dividends(f)                                    5.21%(g)
 Preferred share dividends                                                                    0.63%(g)
 Net investment income available to common shareowners                                        4.58%(g)

(a) The per share data presented above is based upon the average common shares outstanding for the period presented.
(b) Trust shares were first publicly offered on December 23, 2004.
(c) Net asset value immediately after the closing of the first public offering was $19.06.
(d) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(e) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
(f) Ratios do not reflect the effect of dividend payments to preferred shareowners.
(g) Annualized.
The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Floating Rate Trust (the "Trust") was organized as a Delaware business trust on October 6, 2004. Prior to commencing operations on December 23, 2004, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Funds Distributor, Inc., an affiliate of Pioneer Investment Management, Inc. ("PIM"), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 5,240 shares of beneficial interest at an aggregate purchase price of $100,084. PIM has agreed to pay all the Trust's organizational expenses and to pay the amount by which the aggregate offering costs (other than the sales load) exceed $0.04 per share of the common share offering. The investment objective of the Trust is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The Trust invests primarily in senior floating rate loans ("Senior Loans"). The Trust may also invest in other floating and variable rate instruments, including second lien loans, and high yield, high risk corporate bonds. The Trust may invest in Senior Loans and other securities of any credit quality, including Senior Loans and other investments that are rated below investment grade, or are unrated but are determined by the investment subadviser to be of equivalent credit quality, commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Senior Loans are valued in accordance with guidelines established by the Board of Trustees. Senior Loans are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. If the pricing service does not provide a value for the Senior Loans, the investment subadviser will value the Senior Loans at fair value, which is intended to approximate market value.

    Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities for which quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value of a security, including a non U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of May 31, 2005, the Trust had no fair valued securities. Temporary cash investments are valued at amortized cost.

    Discount and premium on debt securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

    The Trust's investments in foreign markets or countries with limited developing markets may subject the Trust to greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

D.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

    ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement

The Trust has entered into an advisory agreement with PIM. Management fees are calculated daily at the annual rate of 0.70% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. At May 31, 2005, $447,945 was payable to PIM related to management fees.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. For the year period ended May 31, 2005, the Trust recorded $13,986 as "Administrative reimbursements" on the Statement of Operations.

The adviser has engaged Highland Capital Management, L.P. to act as the Trust's investment subadviser ("Subadviser") and manage the Trust's investments. Under the terms of the subadvisory agreement, for its services, the Subadviser is entitled to a subadvisory fee from PIM at an annual rate of 0.35% of the Trust's average daily managed assets. The fee will be paid monthly in arrears. The Trust does not pay a fee to the Subadviser.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Trust has entered into an administration agreement with the Adviser, pursuant to which the Adviser will provide certain administrative and accounting services to the Trust. The Adviser has appointed Princeton Administrators, L.P. ("Princeton") as the sub-administrator to the Trust to perform certain of the Adviser's administration and accounting obligations to the Trust. Under the administration agreement, the Trust pays the Adviser a monthly fee equal to 0.07% of the Trust's average daily managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million. The Adviser and not the Trust, is responsible for paying the fees of Princeton, which is affiliated with Merrill, Lynch & Co.

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses [excluding offering costs for common and preferred shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expenses or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses] to 0.95% of the Trust's average daily managed assets. The dividend on any preferred shares is not an expense for this purpose. For the period ended May 31, 2005, the Trust's expenses were not reduced under such arrangements.

3. Forward Foreign Currency Contracts

The Trust may enter into any contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract. At May 31, 2005, the Trust had no outstanding portfolio hedges or forward currency settlement contracts.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

4. Unfunded Corporate Loans:

As of May 31, 2005, the Trust had unfunded loan commitments of approximately $4,786,000, which would be extended at the option of the borrower, pursuant to the following loan agreements:

-----------------------------------------------------------------------------

                                                                         Unfunded
                                                                       Commitment
                             Borrower                                 (in thousands)
------------------------------------------------------------------------------------
  Advanced Medical Optics, Inc.                                        $1,000
  Celanese Holdings, LLC                                               $  766
  Cricket Communications, Inc.                                         $1,000
  LNR Property Corp.                                                   $  134
  Norwesco, Inc.                                                       $  489
  Trump Entertainment Resorts Holdings                                 $1,000
  Warner Chilcott Donovex                                              $  331
  Warner Chilcott Dovobet                                              $   66
------------------------------------------------------------------------------------

5. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares ("AMPS"). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

6. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 24,330,240 common shares of beneficial interest outstanding at May 31, 2005, PIM owned 5,240 shares.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Transactions in common shares of beneficial interest for the period December
23, 2004 (commencement of investment operations) to May 31, 2005 were as follows:
-----------------------------------------------------------------------------

  Shares issued in connection with
   initial public offering                                        22,550,000
  Shares issued from underwriters'
   over-allotment option exercised                                 1,775,000
  Shares outstanding at beginning of period                            5,240
                                                                  ----------
  Shares outstanding at end of period                             24,330,240
                                                                  ==========
------------------------------------------------------------------------------

Offering costs of $973,000 incurred in connection with the Trust's offering of common shares have been charged to paid-in capital.

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. On March 28, 2005, the Trust reclassified and issued 9,380 common shares into three series of AMPS as follows: Series M7-3,130, Series W7-3,125 and Series TH7-3,125. Offering costs of $351,729 and underwriting discounts of $2,345,000 have been charged to paid-in capital.

Dividends on Series M7, Series W7 and Series TH7 are cumulative at a rate which is reset every seven days based on the results of an auction. Dividend rates ranged from 3.00% to 3.35% during the period ended May 31, 2005.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

7. Subsequent Event

Subsequent to May 31, 2005, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.0958 per common share payable June 30, 2005, to common shareowners of record on June 15, 2005.

For the period June 1, 2005 to June 30, 2005, dividends declared on preferred stock totaled $650,329 in aggregate for the three outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)
During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(C) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity
  Pioneer Fund
  Pioneer Balanced Fund
  Pioneer Cullen Value Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund
  Pioneer Growth Opportunities Fund
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
     Growth Fund
  Pioneer Oak Ridge Small Cap
   Growth Fund**
  Pioneer AmPac Growth Fund(1)
  Pioneer Small and Mid Cap
     Growth Fund(2)
  Pioneer Growth Leaders Fund(3)
  Pioneer Strategic Growth Fund(4)
  Pioneer Real Estate Shares
  Pioneer Research Fund
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

  Asset Allocation
  Pioneer Ibbotson Moderate
     Allocation Fund
  Pioneer Ibbotson Growth
     Allocation Fund
  Pioneer Ibbotson Aggressive
     Allocation Fund
  Pioneer Ibbotson Conservative
     Allocation Fund

  International/Global Equity
  Pioneer Emerging Markets Fund
  Pioneer Europe Select Equity Fund
  Pioneer International Equity Fund
  Pioneer International Value Fund

  Fixed Income
  Pioneer America Income Trust
  Pioneer Bond Fund
  Pioneer California Tax Free
     Income Fund
  Pioneer Global High Yield Fund
  Pioneer High Yield Fund
  Pioneer Municipal Bond Fund
  Pioneer Short Term Income Fund
  Pioneer Strategic Income Fund
  Pioneer Tax Free Income Fund

  Money Market
  Pioneer Cash Reserves Fund*
  Pioneer Tax Free Money Market Fund

1  Formerly Pioneer Papp America-Pacific Rim Fund
2  Formerly Pioneer Papp Small and Mid Cap Growth Fund
3  Formerly Pioneer Papp Stock Fund
4  Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Closed to most new investors. Purchases in the Fund will be limited to existing investors.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees
     John F. Cogan, Jr., Chairman
     David R. Bock
     Mary K. Bush
     Margaret B.W. Graham
     Osbert M. Hood
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

     Officers
     John F. Cogan, Jr., President
     Osbert M. Hood, Executive
      Vice President
     Vincent Nave, Treasurer
     Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Investment Subadviser
Highland Capital Management, L.P.

Sub-Administrator
Princeton Administrators, L.P.

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

 You can call Mellon Investor Services LLC for:

 Account Information                                        1-800-710-0935

 Telecommunications Device for the Deaf (TDD)               1-800-231-5469

 Or write to Mellon Investor Services LLC:

For                                           Write to
 General inquiries, lost dividend checks      P.O. Box 3315
                                              South Hackensack, NJ
                                              07606-1915
 Change of address, account consolidation     P.O. Box 3316
                                              South Hackensack, NJ
                                              07606-1916
 Lost stock certificates                      P.O. Box 3317
                                              South Hackensack, NJ
                                              07606-1917
 Stock transfer                               P.O. Box 3312
                                              South Hackensack, NJ
                                              07606-1912
 Dividend reinvestment plan (DRIP)            P.O. Box 3338
                                              South Hackensack, NJ
                                              07606-1938

 For additional information, please contact your investment advisor or visit our web site www.pioneerfunds.com.

 The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

N/A


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 29, 2005

* Print the name and title of each signing officer under his or her signature.